HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) - EUR (€) € in Millions	Oct. 19, 2017	Dec. 07, 2015	Jul. 17, 2014	Sep. 16, 2013	Aug. 06, 2013
Pillar I- Preference share facility
Outstanding preferrence Shares issued in favor of the Greek State		270,000,000
Number of converted ordinary shares received by HFSF		1,305,000,000
Debt Instrument [Line Items]
Nominal amount	€ 750
Hellenic Republic Bank Support Plan Parenthetical Information [Abstract]
Nominal Value Of Greek Government Bonds			€ 1,262	€ 60	€ 787